LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 5,180,691	R$ 5,196,631
Additions/updates	977,234	744,226
Depreciation (1)	(825,467)	(757,064)
Right-of-Use Assets, Write-Offs	(669)	(3,102)
Ending Balance	5,331,789	5,180,691
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,475,569	3,380,298
Additions/updates	618,637	506,373
Depreciation (1)	(441,499)	(408,000)
Right-of-Use Assets, Write-Offs	(327)	(3,102)
Ending Balance	3,652,380	3,475,569
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	175,043	184,813
Additions/updates	212,173	157,542
Depreciation (1)	(200,883)	(167,312)
Right-of-Use Assets, Write-Offs	(277)
Ending Balance	186,056	175,043
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	114,392	127,432
Additions/updates	135,659	41,235
Depreciation (1)	(58,630)	(54,275)
Right-of-Use Assets, Write-Offs	(65)
Ending Balance	191,356	114,392
Ships and boats
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,373,338	1,498,228
Additions/updates	10,765
Depreciation (1)	(122,833)	(124,890)
Right-of-Use Assets, Write-Offs
Ending Balance	1,261,270	1,373,338
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42,349	5,860
Additions/updates		39,076
Depreciation (1)	(1,622)	(2,587)
Right-of-Use Assets, Write-Offs
Ending Balance	R$ 40,727	R$ 42,349